John Hancock
Small Cap Dynamic Growth Fund
(formerly known as John Hancock Small Cap Growth Fund)
Quarterly portfolio holdings 11/30/2023

Fund’s investments
As of 11-30-23 (unaudited)
	Shares	Value
Common stocks 95.4%		$379,992,811
(Cost $361,868,731)
Communication services 0.5%		1,992,630
Diversified telecommunication services 0.5%
Iridium Communications, Inc.	52,300	1,992,630
Consumer discretionary 10.9%		43,437,388
Automobile components 2.5%
Modine Manufacturing Company (A)	202,100	9,943,320
Diversified consumer services 1.6%
Duolingo, Inc. (A)	29,458	6,253,639
Hotels, restaurants and leisure 4.3%
Texas Roadhouse, Inc.	46,780	5,265,557
Wingstop, Inc.	27,040	6,499,334
Wyndham Hotels & Resorts, Inc.	67,900	5,251,386
Household durables 2.0%
Installed Building Products, Inc.	54,760	8,241,928
Specialty retail 0.5%
Boot Barn Holdings, Inc. (A)	27,050	1,982,224
Consumer staples 6.3%		25,132,806
Beverages 0.5%
The Vita Coco Company, Inc. (A)	77,600	2,177,456
Consumer staples distribution and retail 2.6%
Casey’s General Stores, Inc.	38,170	10,512,018
Food products 0.9%
TreeHouse Foods, Inc. (A)	85,200	3,468,492
Personal care products 2.3%
e.l.f. Beauty, Inc. (A)	76,000	8,974,840
Energy 2.5%		9,806,342
Energy equipment and services 0.8%
Cactus, Inc., Class A	72,640	3,086,474
Oil, gas and consumable fuels 1.7%
Matador Resources Company	116,100	6,719,868
Financials 10.1%		40,085,668
Capital markets 3.1%
Hamilton Lane, Inc., Class A	87,930	8,603,951
Stifel Financial Corp.	60,900	3,716,118
Consumer finance 1.6%
FirstCash Holdings, Inc.	55,250	6,188,000
Financial services 2.6%
Flywire Corp. (A)	109,500	2,551,350
Remitly Global, Inc. (A)	365,300	7,868,562
Insurance 2.8%
Kinsale Capital Group, Inc.	31,870	11,157,687
Health care 12.6%		50,253,826
Biotechnology 1.7%
Apellis Pharmaceuticals, Inc. (A)	22,048	1,187,726
Halozyme Therapeutics, Inc. (A)	76,200	2,942,082
Syndax Pharmaceuticals, Inc. (A)	28,582	475,747
2	JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Biotechnology (continued)
United Therapeutics Corp. (A)	8,410	$2,018,400
Health care equipment and supplies 3.9%
Inspire Medical Systems, Inc. (A)	16,800	2,441,208
Lantheus Holdings, Inc. (A)	38,516	2,758,516
Merit Medical Systems, Inc. (A)	65,500	4,687,180
Shockwave Medical, Inc. (A)	10,100	1,762,955
TransMedics Group, Inc. (A)	49,760	3,765,837
Health care providers and services 6.2%
Acadia Healthcare Company, Inc. (A)	44,100	3,218,859
Option Care Health, Inc. (A)	286,700	8,529,325
The Ensign Group, Inc.	121,300	12,987,591
Health care technology 0.6%
Evolent Health, Inc., Class A (A)	91,050	2,531,190
Pharmaceuticals 0.2%
Supernus Pharmaceuticals, Inc. (A)	34,760	947,210
Industrials 24.4%		97,210,691
Aerospace and defense 2.8%
AeroVironment, Inc. (A)	81,640	11,234,480
Building products 2.9%
Simpson Manufacturing Company, Inc.	70,105	11,705,432
Commercial services and supplies 1.2%
ACV Auctions, Inc., Class A (A)	298,200	4,660,866
Construction and engineering 1.9%
MYR Group, Inc. (A)	27,600	3,433,992
WillScot Mobile Mini Holdings Corp. (A)	98,600	4,113,592
Machinery 7.4%
Crane Company	102,900	10,874,472
Federal Signal Corp.	161,500	11,133,810
RBC Bearings, Inc. (A)	28,920	7,453,841
Professional services 5.5%
Exponent, Inc.	73,680	5,670,413
FTI Consulting, Inc. (A)	46,700	10,295,482
Parsons Corp. (A)	93,910	5,849,654
Trading companies and distributors 2.7%
FTAI Aviation, Ltd.	261,700	10,784,657
Information technology 28.1%		112,073,460
Electronic equipment, instruments and components 3.8%
Crane NXT Company	155,100	7,981,446
Evolv Technologies Holdings, Inc. (A)	225,000	900,000
Novanta, Inc. (A)	43,700	6,312,028
Semiconductors and semiconductor equipment 6.9%
Axcelis Technologies, Inc. (A)	17,600	2,187,328
Camtek, Ltd. (A)	57,400	3,643,752
Nova, Ltd. (A)	81,320	10,458,565
Rambus, Inc. (A)	165,430	11,194,648
Software 14.9%
Agilysys, Inc. (A)	46,610	4,012,655
Altair Engineering, Inc., Class A (A)	85,200	6,173,592
Clearwater Analytics Holdings, Inc., Class A (A)	314,000	6,691,340
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND	3

	Shares	Value
Information technology (continued)
Software (continued)
PROS Holdings, Inc. (A)	212,500	$7,766,875
Qualys, Inc. (A)	14,560	2,691,270
Sprout Social, Inc., Class A (A)	53,630	3,051,547
SPS Commerce, Inc. (A)	85,340	14,702,374
Varonis Systems, Inc. (A)	154,660	6,478,707
Vertex, Inc., Class A (A)	201,000	5,640,060
Zeta Global Holdings Corp., Class A (A)	246,200	2,011,454
Technology hardware, storage and peripherals 2.5%

Super Micro Computer, Inc. (A)	37,210	10,175,819

Exchange-traded funds 3.0%		$11,969,520
(Cost $10,908,017)
iShares Russell 2000 Growth ETF	53,000	11,969,520

	Yield (%)	Shares	Value
Short-term investments 2.0%			$7,942,383
(Cost $7,942,383)
Short-term funds 2.0%			7,942,383
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.3000(B)	7,942,383	7,942,383

Total investments (Cost $380,719,131) 100.4%	$399,904,714
Other assets and liabilities, net (0.4%)	(1,692,977)
Total net assets 100.0%	$398,211,737

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 11-30-23.
4	JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of November 30, 2023, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	$10,592,474	$23,234,141	$(33,826,733)	$2,174	$(2,056)	$(48)	—	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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